Note 23 - Other liabilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Overfunded Plan	$ 15.8	$ 15.3
Net post employment benefits funded exposed as liabilities	$ 5.0	5.1
Post-employment benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of liabilities related to post-employment benefits	6 years
Post-employment benefits | Unfunded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	$ (0.6)	0.1
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ (8.3)	4.1
Post-employment benefits | Unfunded | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (5.6)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 5.0
Post-employment benefits | Unfunded | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2.7
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(2.9)
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	(0.9)	4.8
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ (1.3)	$ 25.6
Post-employment benefits | Funded | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (11.7)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 9.9
Post-employment benefits | Funded | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 0.7
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (0.8)